UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03074

                         Northeast Investors Growth Fund
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-523-3588

                   Date of fiscal year end: December 31, 2004

                    Date of reporting period: June 30, 3004



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Reports to Stockholders.


                                   NORTHEAST
                                   INVESTORS
                                  GROWTH FUND
                                 A NO-LOAD FUND
                               Semi-Annual Report
                              For the Period Ended
                                 June 30, 2004

                               Table of Contents
Letter to Shareholders                           3
Portfolio Transactions                           4
Fund Performance                                 6
Investment Sectors                               8
Schedule of Investments                          9
Financial Statements                             13
Financial Highlights                             16
Notes to the Financial Statements                17
Trustees & Officers                              20

Dear Fellow Shareholders:

Northeast Investors Growth Fund had a good six-month period ending June 30, 2004 by recording a positive +4.0% return versus +3.44% for the S&P 500. This six-month period followed a successful advance last year, 2003, +28.4% versus the S&P 500 +28.9%.

In the first half of this year, we trimmed some of our larger holdings and added to some of our smaller positions. We, in effect, rebalanced the portfolio with an eye toward spreading the risk and with the intention of putting our money into positions where we have the greatest conviction for expected continued strong returns over the balance of the year. These changes are holding our turnover rate at about 25%, although we do not anticipate this somewhat heightened activity to be a lasting characteristic.

We are concerned that our expense ratio has increased somewhat, due in large part, to our costs spread over a smaller asset base. Much of the increase in costs has come because of heightened regulatory requirements imposed on the mutual fund industry in general. However, we are closely monitoring all costs and are exercising care to provide for the lowest expense ratio practicable consistent with sound industry practices.

During the past three months, with the heightened market volatility, we have eliminated the borrowing, or leverage, that we had used fairly consistently during past years. With the recent prospects for higher interest rates, higher inflation, higher oil prices, and perhaps a slower economy, we would anticipate continuing this posture for the foreseeable future. Given the markets' weakness in July and August, this looks like the right choice.

It is a pleasure to report that our directors elected F. Washington Jarvis, III as a new director of your fund. Mr. Jarvis retired in June after 30 years as Headmaster of The Roxbury Latin School, West Roxbury, Massachusetts.

We are enthusiastic about the composition of the investments in the fund and the areas of emphasis we have chosen. As we move past the summer into fall elections, we are guardedly optimistic about our economic outlook, budgetary and security concerns aside, and our improving earnings environment.

As in the past, please write or call me directly with any questions or comments you might have. Our daily closing price is the bottom line and of continued keen concern to us all.

        Yours sincerely,
        William A. Oates, Jr.
        President

August 10, 2004


Portfolio Transactions (unaudited)
January 1, 2004-June 30, 2004
Additions to Existing Holdings
                                                Additions               Now Own
Anthem, Inc.                                    14,700                  33,200
Boston Scientific Corp.                         14,000                  75,500
Dell, Inc.                                      19,400                  86,600
eBay, Inc.                                       5,000                  48,000
General Electric Co.                            16,000                 170,500
Home Depot, Inc.                                22,000                  68,000
Iron Mountain, Inc.~                            28,525                  67,575
Procter & Gamble Co.                            24,600                  58,800
Teva Pharmaceutical Industries Ltd~             51,900                  87,000
Zimmer Holdings, Inc.                            1,200                  49,000

New Holdings
                                                                        Now Own
American International Group, Inc.                                      21,000
Bank of America Corp.^                                                  54,435
Genentech, Inc.                                                         43,000
International Game Technology                                           30,000

Eliminations/Reductions of Holdings
                                                Sold                    Now Own
3M Co.                                          1,000                   48,000
Abbott Laboratories                             37,000                       0
Amgen, Inc.                                     18,700                  20,300
Analog Devices                                  10,000                  54,000
Barr Pharmaceuticals, Inc.                      34,200                       0
Best Buy Co., Inc.                              30,100                  20,900
Cabot Corp.                                     48,000                  34,000
Cisco Systems, Inc.                             38,000                  95,000
Citigroup, Inc.                                 30,000                  85,500
Comcast Corp., Class A                          48,900                       0
Corning, Inc.                                   98,000                 296,000
Cox Communications, Inc.                        15,000                  51,000
Eaton Vance Corp.                               13,000                 100,000
Eli Lilly & Co.                                 21,900                       0
Fifth Third Bancorp                             18,000                  41,050
FleetBoston Financial Corp.*                   110,634                       0
Gillette Co.                                    26,000                  55,000
Intel Corp.                                     37,000                  91,400
International Business Machines Corp.            9,500                  32,300
Intuit, Inc.                                    27,500                       0
Johnson & Johnson                               19,400                  33,000
Medtronic, Inc.                                 17,000                  32,800
Mellon Financial Corp.                          80,000                  42,500
Microsoft Corp.                                 29,000                 155,000
Pfizer, Inc.                                    13,000                 108,731
Royal Dutch Petroleum                           37,200                       0
State Street Corp.                              47,000                  34,400
Sysco Corp.                                     36,000                       0
Time Warner, Inc.                                3,000                 130,000
Walt Disney Co.                                 53,000                  89,000
Wal-Mart Stores, Inc.                           17,000                  59,600
Whole Foods Market, Inc.                        12,000                  44,200
XM Satellite Radio Holdings, Class A            36,000                  50,000
Zions Bancorporation                            26,700                  47,700
~ Results of a stock split
^ Acquired through merger with FleetBoston Financial Corp.
* Results of a merger with Bank of America Corp.

Average Annual Total Return (unaudited)
One year ended June 30, 2004                                            21.11%
Five years ended June 30, 2004                                          -3.26%
Ten years ended June 30, 2004                                           11.89%

The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares over the ten preceding years to the cumulative total share return on the Standard & Poor's 500 Index. Assuming an investment of $10,000 in both at their closing prices on January 1, 1994 and reinvestment of dividends and capital gains. For management's discussion of the Growth Fund's 2004 performance, including strategies and market conditions which influenced such performance, see the President's letter to shareholders.

Table Omitted

                                                                                                  Six Months
                                                                                                  Ended
                                                                                                  June 30,
                1994    1995    1996    1997    1998    1999    2000    2001    2002    2003      2004
Northeast
Investors
Growth         $9,993 $13,636 $16,991  $23,325 $31,102 $40,162 $34,154 $28,296 $21,882 $28,094   $29,217
Fund

Standard
& Poor's      $10,128 $13,888 $17,037  $22,677 $29,103 $35,226 $32,021 $28,217 $21,981 $28,285   $29,258
500 Index

Returns and Per Share Data

                                                                                             Six Months
                                                                                             Ended
                        Year Ended December 31,                                              June 30,
                                                                                             2004
                        1994  1995   1996   1997   1998   1999   2000   2001   2002   2003  (unaudited)
Net Asset Value         8.13  10.59  12.15  15.84  20.47  26.08  20.23  15.43  11.91  15.26  15.87
Income Dividend         0.06   0.07   0.05   0.06   0.05   0.02   0.00   0.00   0.02   0.03   0.00
Capital Gains Dist.     0.17   0.44   0.98   0.77   0.55   0.31   2.05   1.44   0.00   0.00   0.00
NEIG Return (%)        -0.07  36.46  24.60  37.28  33.34  29.13 -14.96 -17.15 -22.67  28.39   4.00
S&P 500 Return (%)      1.28  37.12  22.68  33.10  28.34  21.04  -9.10 -11.88 -22.10  28.68   3.44

Table Omitted

Ten Largest Investment Holdings (unaudited)
June 30, 2004
Ten Largest Investment Holdings
                                                                    Market
                                                         Cost       Value
General Electric Co.                                     $6,043,365 $5,524,200
Exxon Mobil Corp.                                         4,437,477  5,146,320
Bank of America Corp.                                     3,855,695  4,606,290
Microsoft Corp.                                           6,196,058  4,426,800
eBay, Inc.                                                2,440,068  4,413,600
Zimmer Holdings, Inc.                                     2,446,039  4,321,800
3M Co.                                                    2,829,041  4,320,480
Whole Foods Market, Inc.                                  1,958,198  4,218,890
Citigroup, Inc.                                           3,056,469  3,975,750
Corning, Inc.                                             1,772,772  3,865,760

Investment Sectors As a Percentage of Net Assets (unaudited)

Integrated Oil & Gas                                                    7.14%
Pharmaceuticals/Drug                                                    6.10%
Conglomerate                                                            7.07%
Banks                                                                   9.81%
Other                                                                  46.30%
Biotechnology                                                           4.36%
Communications Equipment                                                4.39%
Health Care Equipment                                                   6.57%
Financial/Custody                                                       9.02%
Computer Hardware                                                       4.27%

Market value of securities equals 105.03% of Net Assets.

Chart Omitted


Schedule of Investments June 30, 2004 (unaudited)
                                                Number          Market                  Percent
Common Stocks                                   of              Value                   of Net
Name of Issuer                                  Shares          (Note B)                Assets

Air Freight & Logistics
United Parcel Service, Inc.                     29,500          $ 2,217,515             1.59%

Asset Management & Custodian
Eaton Vance Corp.                               100,000           3,821,000
Mellon Financial Corp.                           42,500           1,246,525
State Street Corp.                               34,400           1,686,976
                                                                -----------
                                                                  6,754,501             4.85%

Biotechnology
Amgen, Inc.^                                     20,300           1,107,771
Genentech, Inc.^                                 43,000           2,416,600
Gilead Sciences, Inc.^                           38,000           2,546,000
                                                                -----------
                                                                  6,070,371             4.36%

Broadcast Cable TV
Cox Communications, Inc.^                        51,000           1,417,290             1.02%

Casino & Gaming
International Game Techonology                   30,000           1,158,000             0.83%

Communications Equipment
Cisco Systems, Inc.^                             95,000           2,251,500
Corning, Inc.*^                                 296,000           3,865,760
                                                                -----------
                                                                  6,117,260             4.39%

Computer & Electronics
Best Buy Co., Inc.*^                             20,900           1,060,466             0.76%

Computer Hardware
Dell, Inc.^                                      86,600           3,102,012
International Business Machines Corp.            32,300           2,847,245
                                                                -----------
                                                                  5,949,257             4.27%
Conglomerate
3M Co.*                                          48,000           4,320,480
General Electric Co.*                           170,500           5,524,200
                                                                -----------
                                                                  9,844,680             7.07%

Consumer Finance
American Express Co.                             35,500           1,823,990             1.31%

Data Processing
First Data Corp.                                 68,000           3,027,360
Iron Mountain, Inc.^                             67,575           2,174,113
                                                                -----------
                                                                  5,201,473             3.74%
Diversified Banks
Bank of America Corp.                            54,435           4,606,290
Bank One Corp.*                                  57,000           2,907,000
                                                                -----------
                                                                  7,513,290             5.40%

Diversified Chemical
Cabot Corp.                                      34,000           1,383,800             0.99%

Diversified Financial Services
Citigroup, Inc.*                                 85,500           3,975,750             2.86%

Food Retail
Whole Foods Market, Inc.#                        44,200           4,218,890             3.03%

Health Care Equipment
Boston Scientific Corp.^                         75,500           3,231,400
Medtronic, Inc.                                  32,800           1,598,016
Zimmer Holdings, Inc.^                           49,000           4,321,800
                                                                -----------
                                                                  9,151,216             6.57%

Home Improvement-Retail
Home Depot, Inc.                                 68,000           2,393,600             1.72%

Household Products
Proctor & Gamble Co.                             58,800           3,201,072             2.30%

Internet Retail
eBay, Inc.^                                      48,000           4,413,600             3.17%

Integrated Oil & Gas
B P Amoco, PLC                                   51,200           2,742,784
ChevronTexaco Corp.                              21,800           2,051,598
Exxon Mobil Corp.*                              115,882           5,146,319
                                                                -----------
                                                                  9,940,701             7.14%

Major Regional Banks
Banknorth Group, Inc.                            31,000           1,006,880
Fifth Third Bancorp                              41,050           2,207,669
Zions Bancorporation                             47,700           2,931,165
                                                                -----------
                                                                  6,145,714             4.41%

Managed Health
Anthem, Inc.#^                                   33,200           2,973,392             2.14%

Movies & Entertainment
Time Warner, Inc.^                              130,000           2,285,400
Walt Disney Co.*                                 89,000           2,268,610
                                                                -----------
                                                                  4,554,010             3.27%
Multi-Line Insurance
American International Group, Inc.               21,000           1,496,880             1.08%

Personal Products
Gillette Co.                                     55,000            2,332,000            1.68%

Pharmaceuticals/Drug
Johnson & Johnson*                               33,000            1,838,100
Pfizer, Inc.                                    108,731            3,727,299
Teva Pharmaceutical Industries, LTD#             87,000            2,922,330
                                                                ------------
                                                                   8,487,729            6.10%

Radio
XM Satellite Radio Holdings, Class A#^           50,000            1,364,500            0.98%

Retail-General
Wal-Mart Stores, Inc.                            59,600            3,144,496            2.26%

Semiconductors
Analog Devices, Inc.                             54,000            2,542,320
Intel Corp.*                                     91,400            2,522,640
                                                                ------------
                                                                   5,064,960            3.64%

Soft Drinks
PepsiCo, Inc.                                    54,100            2,914,908            2.09%

Systems Software
Microsoft Corp.^                                155,000            4,426,800            3.18%

Total Common Stocks (Cost-$112,864,580)                          136,712,111            98.20%
                                                                ------------

Repurchase Agreement
Investors Bank & Trust Co. Repurchase Agreement
0.70% due 7/1/04@                                                $ 2,584,598
Total Repurchase Agreement (Cost-$2,584,598)                     $ 2,584,598            1.86%


Cash Equivalents
Dreyfus Cash Management Plus Fund~-1.17601%                      $ 3,000,000
Merrill Lynch & Co.~-1.54%                                         3,000,000
Merrimac Cash Fund-Premium Class~-1.11204%                           919,522
                                                                ------------

Total Cash Equivalents (Cost-$6,919,522)                         $ 6,919,522            4.97%
Total Investment Portfolio (Cost-$122,368,700)                   146,216,231          105.03%
Net Other Assets                                                 (7,005,565)           -5.03%
Total Net Assets                                                $139,210,666          100.00%

@ Acquired on June 30, 2004. Collateralized by $2,713,828 of market value of U.S. Government mortgagebacked securities due through 04/25/16. The maturity value is $2,584,648.
* All or a portion of this security is pledged to collateralize short-term borrowings
^ Non-income producing security
# All or a portion of this security is currently out on loan
~ Security held as collateral for securities on loan. The rate quotes is the annualized seven-day yield of the fund at period end. (See Note I)
The accompanying notes are an integral part of the financial statements.


Statement of Assets and Liabilities (unaudited)
June 30, 2004

Assets
Investments-at market value (including securities loaned of $6,538,543)
(cost $122,368,700)-See Note I                                  $146,216,231
Dividends receivable                                                  75,875
Interest receivable                                                       50
Receivable for shares of beneficial interest sold                      6,748
                                                                ------------
Total Assets                                                    $146,298,904

Liabilities
Collateral on securities loaned, at value-see note I              $6,919,522
Payable for shares of beneficial interest repurchased                 33,181
Accrued investment advisory fee                                       63,182
Accrued expenses                                                      72,303
                                                                ------------
Total Liabilities                                                  7,088,188

Net Assets                                                      $139,210,716
                                                                ------------
                                                                ------------
Net Assets Consist of:

Capital paid-in                                                 $126,140,779
Accumulated net realized loss                                   (10,777,594)
Net unrealized appreciation of investments                        23,847,531
                                                                ------------
Net Assets                                                      $139,210,716
                                                                ------------
Net Asset Value, offering price and redemption price per share
($139,210,716/8,776,791 shares)                                       $15.87

The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

Six Months Ended June 30, 2004

Investment Income
Dividend income                                                     $860,560
Other income                                                           4,691
                                                                  ----------
Total Income                                                         865,251

Expenses
Investment advisory fee                                             $395,025
Administrative expenses and salaries                                 244,923
Interest fee                                                          92,245
Printing, postage and stationary                                      58,400
Audit fees                                                            40,950
Computer and related expenses                                         40,290
Legal fees                                                            40,100
Registration and filing fees                                          19,375
Insurance                                                             18,200
Telephone expense                                                     14,050
Trustee fees                                                          10,010
Commitment fee                                                         9,186
Custodian fees                                                         4,688
Miscellaneous fees                                                     6,189
                                                                   ---------
Total Expenses                                                       993,631

Net Investment Income (Loss)                                       (128,380)
                                                                   ---------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain from investment transactions                    $6,403,757
Change in unrealized appreciation (depreciation) of investments    (846,417)
                                                                  ----------
Net gain on investments                                            5,557,340
Net Increase in Net Assets Resulting from Operations              $5,428,960

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

                                                                Six Months
                                                                Ended
                                                                June 30,                Year Ended
                                                                2004                    December 31,
                                                                (unaudited)                 2003

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)                                    $(128,380)              $271,509
Net realized gain (loss) from investment transactions           6,403,757               (3,955,081)
Change in unrealized appreciation (depreciation) of investments  (846,417)               36,617,308
                                                                ----------              -----------

Net Increase in Net Assets
Resulting from Operations                                        5,428,960               32,933,736
                                                                ----------              -----------

Distributions to Shareholders
From net investment income (loss)                                   -                     (279,662)
                                                                ----------              -----------
Total Distributions                                                 -                     (279,662)
                                                                ----------              -----------
From Net Fund Share Transactions                                (7,778,787)             (17,079,254)
                                                                ----------              -----------

Total Increase (Decrease) in Net Assets                         (2,349,827)             15,574,820

Net Assets:
Beginning of Period                                             141,560,543             125,985,723
                                                                -----------             -----------
End of Period                                                  $139,210,716             $141,560,543
                                                                -----------             -----------

The accompanying notes are an integral part of the financial statements.

Financial Highlights

                                Six Months
                                Ended
                                June 30,
                                2004                            Year Ended December 31,
                                (unaudited)     2003      2002      2001      2000      1999
Per Share Data^
Net Asset Value:
Beginning of Period             $15.26          $11.91    $15.43    $20.23    $26.08    $20.47
                                ------          ------    ------    ------    ------    ------
Income From Investment
Operations:
Net investment income(loss)     (0.02)          0.03      0.02      (0.01)    (0.09)    0.01
Net realized and unrealized
gain (loss) on investment        0.63           3.35      (3.52)    (3.35)    (3.71)    5.93
                                -----           -----     -----     -----     -----     -----
Total from investment
operations                       0.61           3.38      (3.50)    (3.36)    (3.80)    5.94
                                -----           -----     -----     -----     -----     -----
Less Distributions:
Net investment income             -             (0.03)    (0.02)      -         -       (0.02)
Capital gain                      -               -         -       (1.44)    (2.05)    (0.31)
                                -----           -----     -----     -----     -----     -----
Total Distributions               -             (0.03)    (0.02)    (1.44)    (2.05)    (0.33)

Net Asset Value:
End of Period                   $15.87          $15.26     $11.91    $15.43    $20.23   $26.08
                                ------          ------     -------   ------   -------   ------
Total Return                    4.00%*          28.39%    -22.67%    -17.15%   -14.96%   29.13%

Ratios & Supplemental Data
Net assets end of period
(in thousands)                  $139,211      $141,561    $125,986   $187,218  $272,222  $357,650
Ratio of operating expenses to
average net assets (includes
interest expenses)              1.43%~          1.43%       1.31%      1.14%    0.97%     0.85%
Ratio of interest expense to
average net assets              0.13%~          0.22%       0.21%      0.14%    0.22%     0.10%
Ratio of net investment
income(loss)
to average net assets          -0.18%~          0.21%       0.17%     -0.05%   -0.34%     0.03%
Portfolio turnover rate           25%             25%         26%        30%      33%       31%

^ Average share method used to calculate per share data
* Not annualized
~ Annualized


Notes to Financial Statements (unaudited)

Note A-Organization
Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund's objective is to produce long term growth for its shareholders.

Note B-Significant Accounting Policies
Significant accounting policies of the Fund are as follows:

Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.

Security Transactions: Investment security transactions are recorded on the date of purchase or sale. Net realized gain or loss on sales of investments is determined on the basis of identified cost.

Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-incapital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C-Investment Advisory and Service Contract and Affiliated Expenses
The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3/4 of 1% of the next $20,000,000 and 1/2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment. All trustees except Messrs. John C. Emery and Michael Baldwin are officers or directors of the Advisor. The compensation of all disinterested trustees of the Fund is borne by the Fund.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Fund pays expenses, including the salaries of employees engaged in activities, related to its role as transfer, dividend paying and shareholder servicing agent.

Note D-Purchases and Sales of Investments
The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $36,372,185 and $42,775,943, respectively, for the six months ended June 30, 2004.

Note E-Shares of Beneficial Interest
At June 30, 2004, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:

                                            June 30, 2004                    December 31, 2003
                                        Shares          Amount             Shares          Amount
Shares sold                             199,993         $ 3,101,223        441,531         $ 5,812,191
Shares issued to shareholders in
reinvestment of distributions
from net investment income
and realized gains from
security transactions                   0               $ 0                16,607          $ 244,620
                                       ---------        -------------      --------       ------------
                                        199,993         $ 3,101,223        458,138         $ 6,056,811
Shares repurchased                     (701,409)        $(10,880,010)      (1,764,370)     $(23,136,065)
                                       ---------        -------------      -----------    --------------
Net decrease                           (501,416)        $ (7,778,787)      (1,306,232)     $(17,079,254)

Note F-Repurchase Agreement
On a daily basis, the Fund invests any cash balances into repurchase agreements hypothecated by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Note G-Committed Line of Credit
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. The Fund has entered an agreement which enables the Fund to borrow up to $25,000,000 from an unsecured line of credit with State Street Bank and Trust. At June 30, 2004, the Fund had unused lines of credit amounting to $25,000,000. In addition the fund pays a commitment fee of 0.12% per annum, payable at the end of each quarter based on the unused portion of the line of credit.

The following information relates to aggregate short-term borrowings during the year ended June 30, 2004:

Average amount outstanding (total of daily outstanding principal balances
divided by number of days during the period)                        $10,229,962
Weighted average interest rate (actual interest expense on short-term borrowing
divided by average short-term borrowings outstanding)                     0.90%

Note H-Additional Tax Information
The tax character of distributions paid during the fiscal year ended December 31, 2002 and 2003 were $251,524 and $279,662 respectively, and were classified as ordinary income.

As of December 31, the components of accumulated earnings (losses) on a tax basis were as follows:
                                                               2003
Capital loss carryforward                                $(17,181,351)
Unrealized gains (losses)-net                              24,693,948
                                                        --------------
Total accumulated earnings (losses-net)                   $ 7,512,597

* The capital loss carryforward will expire as follows:

                                                                Expiration
Year                                                            Amount
----                                                            ----------
2009                                                            $9,087,084
2011                                                            $8,094,267

At December 31, the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:
                                                                2003
                                                                ----
Tax cost                                                        $144,286,113
Gross unrealized gain                                             29,308,144
Gross unrealized loss                                            (4,614,196)
Net unrealized security gain (loss)                             $ 24,693,948

Note I-Securities Lending
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At June 30, 2004, the value of securities loaned and the value of collateral was $6,538,543 and $6,919,522, respectively. During the six months ended June 30, 2004, income from securities lending amounted to $2,398. The value of loaned securities and cash collateral at year end are disclosed on the Fund's statement of assets and liabilities.

Trustees and Officers
The Trustees of Northeast Investors Growth Fund are William A. Oates Jr., Ernest E. Monrad, Robert B. Minturn, John C. Emery, and Michael Baldwin. Under Massachusetts law, the Trustees are generally responsible for the management of Northeast Investors Growth Fund. The following table provides certain information about the Fund's Trustees and Officers:

The Statement of Additional Information (SAI) contains additional information about the trustees and is available without charge upon request by calling the Fund at 1-800-225-6704.

                                                                        Principal
                                                Length of               Occupation(s)                   Other
                        Position(s) Held        Time                    During                          Directorships
Name, Address and Age   with Trust              Served(1)               Last 5 Years                    held by Trustee

                                                AFFILIATED TRUSTEES AND FUND OFFICERS

William A. Oates, Jr.   President and           23 years                Trustee and
150 Federal Street      Trustee                                         President of
Boston, MA                                                              Northeast Investors
Age 62                                                                  Growth Fund

Ernest E. Monrad        Trustee                 23 years                Trustee of                      Century Shares
150 Federal Street                                                      Northeast Investors             Trust
Boston, MA                                                              Trust                           Century Capital
Age 74                                                                                                  Management Trust
                                                                                                        The New America
                                                                                                        High Income Fund,
                                                                                                        Inc.
                                                                                                        Northeast Investors
                                                                                                        Trust
Gordon C. Barrett       Senior Vice             10 years                Officer of
150 Federal Street      President and                                   Northeast Investors
Boston, MA              Chief Financial                                 Growth Fund,
Age 47                  Officer                                         Northeast Investors
                                                                        Trust, Northeast
                                                                        Investment
                                                                        Management, Inc.

Robert B. Minturn       Trustee, Clerk,         23 years                Clerk and Trustee               Northeast Investors
150 Federal Street      and Vice                                        of Northeast                    Trust
Boston, MA              President                                       Investors Trust
Age 64

                                                INDEPENDENT TRUSTEES
John C. Emery           Trustee                 23 years                Partner, Law Firm
One Post Office Square                                                  of Sullivan &
Boston, MA                                                              Worcester
Age 73

Michael Baldwin         Trustee                 4 years                 Baldwin Brothers
3 Barnabas Road
Marion, MA
Age 63

(1) The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.


Trustees
William A. Oates, Jr.
Ernest E. Monrad
Robert B. Minturn
John C. Emery
Michael Baldwin

Officers
William A. Oates, Jr., President
Gordon C. Barrett, Senior Vice President & CFO
Ernest E. Monrad, Assistant Treasurer
Robert B. Minturn, Vice President & Clerk
Bruce H. Monrad, Vice President
Richard J. Semple, Vice President
David A. Randall, Vice President

Investment Advisor
Northeast Management & Research Company, Inc.
150 Federal Street
Boston, Massachusetts 02110

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02205

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky
and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Growth Fund
150 Federal Street
Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Growth Fund and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks.

Shares of the Fund are sold to investors at net asset value by

                Northeast Investors Growth Fund
                150 Federal Street
                Boston, Massachusetts 02110
                800-225-6704  617-523-3588
                www.northeastinvestors.com

The share price for Northeast Investors Growth Fund is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including: NE Inv GR, NE Investor.



Item 2. Code of Ethics.

Not applicable for semi-annual report.



Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.



Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.



Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.


Item 6. Schedule of Investments

Included as part of Item 1 above.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.


Item 8. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.


Item 9. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 10. Exhibits.

(a) 99.CERT Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Growth Fund

By (Signature and Title)
William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: September 2, 2004


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: September 2, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: September 2, 2004


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: September 2, 2004



                                 Exhibit 99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, William A. Oates, Jr., certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: September 2, 2004
                                            William A. Oates, Jr.
                                            President
                                            (principal executive officer)





Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1.       I have reviewed this report on Form N-CSR of Northeast Investors Growth
Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: September 2, 2004
                                            Gordon C. Barrett
                                            Treasurer
                                            (principal financial officer)



                               Exhibit 99.906CERT

         Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and (b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Growth Fund, a Massachusetts business trust (the "Registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended June 30, 2004 of the Company (the "Form N-CSR") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.



Dated:  September 2, 2004
                                            William A. Oates, Jr.
                                            President
                                            (Principal Executive Officer)


Dated:  September 2, 2004
                                            Gordon C. Barrett
                                            Treasurer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.